Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 17, 2012
Entity Registrant Name	Silver Falcon Mining, Inc.
Entity Central Index Key	0001464830
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEET (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 11,282		$ 61,530
Inventories	2,260,839	1,772,252	352,911
Due from related parties, net of amounts due to related parties	1,448,588	404,779
Total current assets	3,720,709	2,177,031	414,441
Mill equipment, net of accumulated depreciation	1,010,742	1,202,668	1,245,384
Properties	2,576,083	2,504,422	1,772,390
Prepaid expenses	1,293,634	327,183	715,025
Other assets	31,000	31,000	6,000
Total Assets	8,632,168	6,242,304	4,153,240
Liabilities:
Accounts payable	742,650	949,504	310,297
Payroll liabilities	126,693	66,334	30,177
Accrued interest	29,431	129,568	19,221
Accrued compensation			727,633
Due to related party			6,000
Notes payable - current portion	638,750	1,691,867	237,500
Director's Loan			323
Total current liabilities	1,537,524	2,837,273	1,331,151
Notes payable	1,624,756	2,857,004	2,179,481
Total liabilities	3,162,280	5,694,277	3,510,632
STOCKHOLDERS' DEFICIT
Common stock	67,596	42,523	29,047
Additional paid in capital	41,471,244	30,327,054	18,164,240
Accumulated deficit	(36,068,952)	(29,821,550)	(17,550,679)
Total stockholders' deficit	5,469,888	548,027	642,608
Total liabilities and stockholders' deficit	8,632,168	6,242,304	4,153,240
COMMON STOCK SERIES A [Member]
STOCKHOLDERS' DEFICIT
Common stock	67,059	41,986	28,658
COMMON STOCK SERIES B [Member]
STOCKHOLDERS' DEFICIT
Common stock	$ 537	$ 537	$ 389

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Mill equipment, accumulated depreciation	$ 930,426	$ 737,741	$ 392,300
COMMON STOCK SERIES A [Member]
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	670,589,493	419,863,368	286,587,004
Common stock, shares outstanding	670,589,493	419,863,368	286,587,004
COMMON STOCK SERIES B [Member]
Common stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	12,500,000
Common stock, shares issued	5,365,419	5,365,419	3,884,321
Common stock, shares outstanding	5,365,419	5,365,419	3,884,321

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		51 Months Ended	57 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 16,255		$ 75,254		$ 174,002	$ 2,960	$ 176,962	$ 252,216
Expenses
Consulting fees	391,090	1,181,081	1,555,870	3,096,614	4,163,376	4,629,985	13,433,879	14,989,749
Exploration and development	286	375,669	1,664	671,913	1,362,022	327,058	2,459,494	2,461,158
Mill operating expenses	71,437	470,793	144,298	854,706	512,453	836,509	1,348,962	1,493,260
Property lease fees	250,000		500,000			250,000	250,000	750,000
Compensation expense	116,047	457,014	220,691	772,466	729,288	1,167,222	2,363,177	2,583,868
Stock compensation expense	458,576		917,151		4,107,200	1,163,542	5,270,742	6,187,893
Depreciation expense	96,341	95,829	192,684	177,926	345,442	235,647	737,741	930,425
General and administrative	307,737	204,660	579,312	520,702	977,007	723,616	3,484,179	4,063,491
Total expenses	1,691,514	2,785,046	4,111,670	6,094,327	12,196,788	9,333,579	29,348,174	33,459,844
Loss from operations	(1,675,259)	(2,785,046)	(4,036,416)	(6,094,327)	(12,022,786)	(9,330,619)	(29,171,212)	(33,207,628)
Interest expense	(89,928)	(58,919)	(154,359)	(104,649)	(248,085)	(243,397)	(650,338)	(804,697)
Debt conversion expense	(588,701)		(2,056,627)					(2,056,627)
Net Loss	$ (2,353,888)	$ (2,843,965)	$ (6,247,402)	$ (6,198,976)	$ (12,270,871)	$ (9,574,016)	$ (29,821,550)	$ (36,068,952)
Net loss per common share - basic and diluted		$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.16)	$ (0.16)
Weighted average number of common shares outstanding - basic and diluted	647,990,623	315,835,606	616,820,040	309,240,231	332,290,119	229,402,629	183,743,491	229,034,308

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		51 Months Ended	57 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities
Net Loss	$ (6,247,402)	$ (6,198,976)	$ (12,270,871)	$ (9,574,016)	$ (29,821,550)	$ (36,068,952)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of common stock for services	1,547,236	3,589,745	5,643,059	7,026,968	17,758,887	19,306,123
Issuance of common stock for compensation	1,834,302		2,274,737		2,274,737	4,109,039
Issuance of common stock for related party	1,534,854					1,534,854
Issuance of common stock for road access					13,050	13,050
Issuance of common stock for interest	133,335		12,960	50,000	62,960	196,295
Issuance of common stock for rent	113,600		340,000	469,220	1,202,130	1,315,730
Depreciation and amortization	240,915	177,927	345,442	235,647	737,741	978,656
Debt conversion expense	2,056,627					2,056,627
Options granted			1,832,462	1,163,542	2,996,004	2,996,004
Increase (decrease) in operating assets and liabilities:
Inventories	(488,587)		(1,419,341)	(352,911)	(1,772,252)	(2,260,839)
Prepaid expenses	(966,451)	680,359	387,842	(383,942)	(327,183)	(1,293,634)
Due from related party	(1,043,809)	45,198	(410,779)	75,499	(404,779)	(1,448,588)
Other assets			(25,000)	(6,000)	(26,000)	(26,000)
Accounts payable and accrued expenses	(206,854)	(76,946)	639,207	(56,012)	1,259,809	1,052,955
Accrued interest	(89,947)	38,561	112,518	(17,042)	144,749	54,802
Accrued payroll and payroll liabilities	60,359	697,152	803,445	340,810	1,561,255	1,621,614
Net cash used in operating activities	(1,521,822)	(1,046,980)	(1,734,319)	(1,028,237)	(4,340,442)	(5,862,264)
Cash flows from investing activities
Purchase of equipment	(759)	(266,578)	(277,900)	(851,216)	(1,915,583)	(1,916,342)
Purchase of mill and mining properties	(71,661)	(248,838)	(732,032)	(529,468)	(1,750,334)	(1,821,995)
Cash acquired in acquisition					39,780	39,780
Net cash used in investing activities	(72,420)	(515,416)	(1,009,932)	(1,380,684)	(3,626,137)	(3,698,557)
Cash flows from financing activities
Proceeds from notes payable	1,629,342	1,520,710	2,683,044	2,602,686	8,004,079	9,633,421
Proceeds from sale of common stock	65,667			75,000	75,000	140,667
Purchase of common stock				(63,000)	(63,000)	(63,000)
Repayments of notes payable	(89,485)			(42,500)	(49,500)	(138,985)
Proceeds from Directors loans					338,113	338,113
Repayments of Directors loans		(323)	(323)	(102,337)	(338,113)	(338,113)
Net cash provided by financing activities	1,605,524	1,520,387	2,682,721	2,469,849	7,966,579	9,572,103
Net increase in cash	11,282	(42,009)	(61,530)	60,928		11,282
Cash - beginning of year		61,530	61,530	602
Cash - end of year	11,282	19,521		61,530		11,282
SUPPLEMENTARY DISCLOSURE OF NONCASH TRANSACTIONS
Shares issued for notes payable conversion	3,663,267	192,600	553,325	2,449,065	3,420,890	7,084,157
Shares issued for accrued compensation		853,802	1,494,921		1,494,921	1,494,921
Shares issued for rent	113,600		340,000	469,220	340,000	453,600
Shares issued for related party	1,534,854					1,534,854
Shares issued for acquisition					355,085	355,085
Shares issued for purchase mining properties				377,166	754,089	754,089
Shares issued for compensation	$ 1,834,302		$ 2,274,737		$ 2,274,737	$ 4,109,039

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	COMMON STOCK SERIES A [Member]	COMMON STOCK SERIES B [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	ACCUMULATED DEFICIT [Member]
Balance at Dec. 31, 2009	$ (1,331,336)	$ 16,983	$ 214	$ 6,628,130	$ (7,976,663)
Balance, shares at Dec. 31, 2009		169,830,575	2,137,446
Issuance of class A common stock for services	6,957,093	6,190		6,950,903
Issuance of class A common stock for services, shares		61,898,727
Issuance of class B common stock for services	69,875		175	69,700
Issuance of class B common stock for services, shares			1,746,875
Issuance of common stock for rent	469,220	358		468,862
Issuance of common stock for rent, shares		3,580,000
Issuance of common stock for mining property	377,165	368		376,797
Issuance of common stock for mining property, shares		3,687,469
Issuance of common stock for interest	50,000	125		49,875
Issuance of common stock for interest, shares		1,250,000
Issuance of common stock for notes payable conversions	2,449,065	4,364		2,444,701
Issuance of common stock for notes payable conversions, shares		43,641,549
Options granted	1,163,542			1,163,542
Purchase of common stock	(63,000)	(30)		(62,970)
Purchase of common stock, shares		(301,316)
Issuance of common stock for cash	75,000	300		74,700
Issuance of common stock for cash, shares		3,000,000
Net loss	(9,574,016)				(9,574,016)
Balance at Dec. 31, 2010	642,608	28,658	389	18,164,240	(17,550,679)
Balance, shares at Dec. 31, 2010		286,587,004	3,884,321
Issuance of class A common stock for services	5,643,059	5,424		5,637,635
Issuance of class A common stock for services, shares		54,245,586
Issuance of common stock for equipment	24,826	25		24,801
Issuance of common stock for equipment		245,045
Issuance of common stock for rent	340,000	600		339,400
Issuance of common stock for rent, shares		6,000,000
Issuance of common stock for interest	12,960	14		12,946
Issuance of common stock for interest, shares		135,000
Issuance of common stock for notes payable conversions	553,325
Issuance of class A common stock for notes payable conversions	492,600	590		492,010
Issuance of class A common stock for notes payable conversions, shares		5,898,483
Issuance of class B common stock for notes payable conversions	60,725		148	60,577
Issuance of class B common stock for notes payable conversions, shares			1,481,098
Options granted	1,832,462			1,832,462
Issuance of common stock for accrued compensation	1,494,921	1,633		1,493,288
Issuance of common stock for accrued compensation		16,327,005
Issuance of common stock for compensation	2,274,737	5,042		2,269,695
Issuance of common stock for compensation, shares		50,425,245
Net loss	(12,270,871)				(12,270,871)
Balance at Dec. 31, 2011	548,027	41,986	537	30,327,054	(29,821,550)
Balance, shares at Dec. 31, 2011		419,863,368	5,365,419
Issuance of common stock for services	1,547,236	5,095		1,542,141
Issuance of common stock for services, shares		50,943,146
Issuance of common stock for rent	113,600	348		113,252
Issuance of common stock for rent, shares		3,480,000
Issuance of common stock for related party	1,534,854	4,385		1,530,469
Issuance of common stock for related party, shares		43,852,978
Issuance of common stock for interest	133,335	278		133,057
Issuance of common stock for interest, shares		2,778,567
Issuance of common stock for notes payable conversions	3,663,267	9,526		3,653,741
Issuance of common stock for notes payable conversions, shares		95,262,798
Issuance of common stock for compensation	1,834,302	5,241		1,829,061
Issuance of common stock for compensation, shares		52,408,636
Beneficial conversion and debt issue costs	2,277,002			2,277,002
Issuance of common stock for cash	65,667	200		65,467
Issuance of common stock for cash, shares		2,000,000
Net loss	(6,247,402)				(6,247,402)
Balance at Jun. 30, 2012	$ 5,469,888	$ 67,059	$ 537	$ 41,471,244	$ (36,068,952)
Balance, shares at Jun. 30, 2012		670,589,493	5,365,419

ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Silver Falcon Mining, Inc. (the "Company," "we" or "us") was formed in the State of Delaware on October 11th, 2007. On October 15, 2007, we completed a holding company reorganization with Dicut, Inc. ("Dicut") pursuant to Section 251(g) of the Delaware General Corporation Law. Dicut previously operated in the information technology business, but ceased operations in 2005.

On October 11, 2007, GoldLand leased its mineral rights on War Eagle Mountain to us. Under the lease, we are responsible for all mining activities on War Eagle Mountain, and we are obligated to pay GoldLand annual lease payments of $1,000,000, payable on a monthly basis, a monthly non-accountable expense reimbursement of $10,000 during any month in which ore is mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of ore mined from the properties. The lease provides that lease payments must commence April 1, 2008, but by agreement with GoldLand we extended the commencement date to July 1, 2010. In the first quarter of 2011, we amended the above-described lease with GoldLand. The amendment provided that the annual lease payments would be deferred for a fifteen month period from October 2010 to December 2011, and the term of the Lease would be extended for an equal amount of time. The lease currently expires on October 1, 2026.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Silver Falcon Mining, Inc. (the "Company," "we" or "us") was formed in the State of Delaware on October 11th, 2007. On October 15, 2007, we completed a holding company reorganization with Dicut, Inc. ("Dicut") pursuant to Section 251(g) of the Delaware General Corporation Law. Dicut previously operated in the information technology business, but ceased operations in 2005.

On October 11, 2007, GoldLand leased its mineral rights on War Eagle Mountain to us. Under the lease, we are responsible for all mining activities on War Eagle Mountain, and we are obligated to pay GoldLand annual lease payments of $1,000,000, payable on a monthly basis, a monthly non-accountable expense reimbursement of $10,000 during any month in which ore is mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of ore mined from the properties. The lease provides that lease payments must commence April 1, 2008, but by agreement with GoldLand we extended the commencement date to July 1, 2010. On the first quarter of 2011, we amended the above-described lease with GoldLand. The amendment provided that the annual lease payments would be deferred for a fifteen month period from October 2010 to December 2011, and the term of the Lease would be extended for an equal amount of time. We remain obligated to pay any royalties or the nonaccountable fee that accrues during the deferral period.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue Recognition

Sales of all metals products sold directly to refiners, including by-product metals, are recorded as revenues when title and risk of loss transfer to the refiner. Revenue is recognized, net of treatment and refining charges, from a sale when persuasive evidence of an arrangement exists, the price is determinable, the product has been delivered, the title has been transferred to the customer and collection of the sales price is reasonably assured. Upon delivery of our bullion dore to the refiner, we agree on a price based on assay results performed by our lab and the refiner.

Cash and Cash Equivalents

Cash and cash equivalents consist of all cash balances and highly liquid investments with an original maturity of three months or less. Because of the short maturity of these investments, the carrying amounts approximate their fair value.

Inventories

Inventories are stated at the lower of average costs incurred or estimated net realizable value. Inventories include metals product inventory, which is determined by the stage at which the ore is in the production process (stockpiled ore, work in process and finished goods).

Stockpiled ore inventory represents ore that has been hauled our mill site for further processing. Stockpiles are measured by estimating the number of tons added and removed from the stockpile, the number of contained metal ounces or pounds (based on assay data) and the estimated metallurgical recovery rates (based on the expected processing method). Stockpile ore tonnages are verified by periodic surveys. Costs are allocated to a stockpile based on relative values of material stockpiled and processed using current mining costs incurred up to the point of stockpiling the ore, including applicable overhead, depreciation, depletion and amortization relating to mining operations, and removed at each stockpile's average cost per recoverable unit.

Work in process inventory represents materials that are currently in the process of being converted to a saleable product and includes inventories in our milling process. In-process material is measured based on assays of the material fed into the process and the projected recoveries of the respective plants. In-process inventories are valued at the average cost of the material fed into the process attributable to the source material coming from the mines and stockpiles, plus the in-process conversion costs, including applicable depreciation relating to the process facilities incurred to that point in the process.

Finished goods inventory includes bullion doré and concentrates at our operations, bullion doré in transit to refiners and bullion dore in our accounts at refineries. Inventories are valued at the lower of full cost of production or net realizable value based on current metals prices.

At the present time, our inventories consist of the historical cost of transporting raw ore from our mine site to our mill site for further processing and a proportionate amount of our direct mill operating expenses based on the amount of time that the mill is operational in the period. All other direct mill operating expenses are expensed as incurred.

Property, Plant and Equipment

Expenditures for new facilities or equipment and expenditures that extend the useful lives of existing facilities or equipment are capitalized and recorded at cost. The facilities and equipment are depreciated using the straight-line method at rates sufficient to depreciate such costs over the estimated productive lives.

Costs are capitalized when it has been determined an ore body can be economically developed as a result of establishing proven and probable reserves. The development stage begins at new projects when our management and/or Board of Directors makes the decision to bring a mine into commercial production, and ends when the production stage, or exploitation of reserves, begins. Expenditures incurred during the development and production stages for new facilities, new assets or expenditures that extend the useful lives of existing facilities and major mine development expenditures are capitalized, including primary development costs such as costs of building access ways, shaft sinking, lateral development, drift development, ramps and infrastructure developments.

Costs for exploration, secondary development at operating mines, and maintenance and repairs on capitalized property, plant and equipment are charged to operations as incurred. Exploration costs include those relating to activities carried out (a) in search of previously unidentified mineral deposits, (b) at undeveloped concessions, or (c) at operating mines already containing proven and probable reserves, where a determination remains pending as to whether new target deposits outside of the existing reserve areas can be economically developed. Secondary development costs are incurred for preparation of an ore body for production in a specific ore block, stope or work area, providing a relatively short-lived benefit only to the mine area they relate to, and not to the ore body as a whole.

When assets are retired or sold, the costs and related allowances for depreciation and amortization are eliminated from the accounts and any resulting gain or loss is reflected in current period net income (loss). Idle facilities placed on standby basis are carried at the lower of net carrying value or estimated net realizable value.

Proven and Probable Ore Reserves

At least annually, management reviews the reserves used to estimate the quantities and grades of ore at our mines which we believe can be recovered and sold economically. Management's calculations of proven and probable ore reserves are based on engineering and geological estimates, including future metals prices and operating costs. From time to time, management obtains external audits of reserves. To date, we have not obtained any third party report regarding potential reserves on our owned and leased property at War Eagle Mountain, and accordingly we have not estimated that there are any proven or probable reserves on our property.

Reserve estimates will change as existing reserves are depleted through production and as production costs and/or metals prices change. A significant drop in metals prices may reduce reserves by making some portion of such ore uneconomic to develop and produce. Changes in reserves may also reflect that actual grades of ore processed may be different from stated reserve grades because of variation in grades in areas mined, mining dilution and other factors. Estimated reserves, particularly for properties that have not yet commenced production, may require revision based on actual production experience. It is reasonably possible that certain of our estimates of proven and probable ore reserves will change in the near term, which could result in a change to estimated future cash flows, associated carrying values of the asset and amortization rates in future reporting periods, among other things.

Declines in the market prices of metals, increased production or capital costs, reduction in the grade or tonnage of the deposit or an increase in the dilution of the ore or reduced recovery rates may render ore reserves uneconomic to exploit unless the utilization of forward sales contracts or other hedging techniques are sufficient to offset such effects. If our realized price for the metals we produce were to decline substantially below the levels set for calculation of reserves for an extended period, there could be material delays in the development of new projects, net losses, reduced cash flow, restatements or reductions in reserves and asset write-downs in the applicable accounting periods. Reserves should not be interpreted as assurances of mine life or of the profitability of current or future operations. No assurance can be given that the estimate of the amount of metal or the indicated level of recovery of these metals will be realized.

To date, we have not obtained any third party report regarding potential reserves on our owned and leased property at War Eagle Mountain, and accordingly we have not estimated that there are any proven or probable reserves on our property.

Depreciation, Depletion and Amortization

Capitalized costs are depreciated or depleted using the straight-line method or unit-of-production method at rates sufficient to depreciate such costs over the shorter of estimated productive lives of such facilities or the useful life of the individual assets. Productive lives do not exceed the useful life of the individual asset. Determination of expected useful lives for amortization calculations are made on a property-by-property or asset-by-asset basis at least annually. Our estimates for mineral reserves are a key component in determining our units of production depreciation rates. Our estimates of proven and probable ore reserves may change, possibly in the near term, resulting in changes to depreciation, depletion and amortization rates in future reporting periods.

Undeveloped mineral interests are amortized on a straight-line basis over their estimated useful lives taking into account residual values. At such time as an undeveloped mineral interest is converted to proven and probable reserves, the remaining unamortized basis is amortized on a unit-of-production basis as described above.

Impairment of Long-Lived Assets

We review and evaluate our long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. An impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets, including goodwill, if any. An impairment loss is measured and recorded based on discounted estimated future cash flows. Future cash flows are estimated based on quantities of recoverable minerals, expected gold and other commodity prices (considering current and historical prices, price trends and related factors), production levels and operating costs of production and capital, all based on life-of-mine plans. Existing proven and probable reserves and value beyond proven and probable reserves, including mineralization other than proven and probable reserves and other material that is not part of the measured, indicated or inferred resource base, are included when determining the fair value of mine site reporting units at acquisition and, subsequently, in determining whether the assets are impaired. The term "recoverable minerals" refers to the estimated amount of gold or other commodities that will be obtained after taking into account losses during ore processing and treatment. Estimates of recoverable minerals from such exploration stage mineral interests are risk adjusted based on management's relative confidence in such materials. In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of future cash flows from other asset groups. Our estimates of future cash flows are based on numerous assumptions and it is possible that actual future cash flows will be significantly different than the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

Reclamation and Remediation Costs (Asset Retirement Obligations)

We accrue costs associated with environmental remediation obligations in accordance with Accounting Standards Codification 410, "Asset Retirement and Environmental Obligations." ASC No. 410 requires us to record a liability for the present value of our estimated environmental remediation costs, and the related asset created with it, in the period in which the liability is incurred. The liability will be accreted and the asset will be depreciated over the life of the related assets. Adjustments for changes resulting from the passage of time and changes to either the timing or amount of the original present value estimate underlying the obligation will be made.

Future closure, reclamation and environmental-related expenditures are difficult to estimate, in many circumstances, due to the early stage nature of investigations, and uncertainties associated with defining the nature and extent of environmental contamination and the application of laws and regulations by regulatory authorities and changes in reclamation or remediation technology. We periodically review accrued liabilities for such reclamation and remediation costs as evidence becomes available indicating that our liabilities have potentially changed. Changes in estimates at our non-operating properties are reflected in current period net income (loss). We had no accruals for closure costs, reclamation and environmental matters for operating and non-operating properties at June 30, 2012.

Goodwill

We evaluate, on at least an annual basis during the fourth quarter, the carrying amount of goodwill to determine whether current events and circumstances indicate that such carrying amount may no longer be recoverable. To accomplish this, we compare the estimated fair value of our reporting units to their carrying amounts. If the carrying value of a reporting unit exceeds its estimated fair value, we compare the implied fair value of the reporting unit's goodwill to its carrying amount, and any excess of the carrying value over the fair value is charged to earnings. Our fair value estimates are based on numerous assumptions and it is possible that actual fair value will be significantly different than the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

Stock Based Compensation

We have issued and may issue stock in lieu of cash for certain transactions. The fair value of the stock, which is based on comparable cash purchases, third party quotations, or the value of services, whichever is more readily determinable, is used to value the transaction in accordance with Accounting Standards Codification 718, "Stock Compensation".

Use of Estimates

Our Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of our Consolidated Financial Statements requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates under different assumptions or conditions.

Basic and Diluted Per Common Share

Basic earnings per common share is computed by dividing income available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Because we have incurred net losses, basic and diluted loss per share are the same since additional potential common shares would be anti-dilutive.

Significant Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")." This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and changes the disclosure requirements to include quantitative information about unobservable inputs used for level 3 fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011 (early adoption is prohibited). The Company is evaluating the potential impact of adopting this guidance on its consolidated financial position, results of operations, cash flows, and disclosures.

In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income." ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders' equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (early adoption is permitted). The Company is evaluating the potential impact of adopting this guidance on its consolidated financial position, results of operations, cash flows, and disclosures.

In December 2011, the FASB issued ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." ASU 2011-12 indefinitely defers certain provisions of ASU 2011-05 relating to the presentation of reclassification adjustments out of accumulated other comprehensive income by component. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue Recognition

Sales of all metals products sold directly to refiners, including by-product metals, are recorded as revenues when title and risk of loss transfer to the refiner. Revenue is recognized, net of treatment and refining charges, from a sale when persuasive evidence of an arrangement exists, the price is determinable, the product has been delivered, the title has been transferred to the customer and collection of the sales price is reasonably assured. Upon delivery of our bullion dore to the refiner, we agree on a price based on assay results performed by our lab and the refiner.

Cash and Cash Equivalents

Cash and cash equivalents consist of all cash balances and highly liquid investments with an original maturity of three months or less. Because of the short maturity of these investments, the carrying amounts approximate their fair value.

Inventories

Inventories are stated at the lower of average costs incurred or estimated net realizable value. Inventories include metals product inventory, which is determined by the stage at which the ore is in the production process (stockpiled ore, work in process and finished goods).

Stockpiled ore inventory represents ore that has been hauled our mill site for further processing. Stockpiles are measured by estimating the number of tons added and removed from the stockpile, the number of contained metal ounces or pounds (based on assay data) and the estimated metallurgical recovery rates (based on the expected processing method). Stockpile ore tonnages are verified by periodic surveys. Costs are allocated to a stockpile based on relative values of material stockpiled and processed using current mining costs incurred up to the point of stockpiling the ore, including applicable overhead, depreciation, depletion and amortization relating to mining operations, and removed at each stockpile's average cost per recoverable unit.

Work in process inventory represents materials that are currently in the process of being converted to a saleable product and includes inventories in our milling process. In-process material is measured based on assays of the material fed into the process and the projected recoveries of the respective plants. In-process inventories are valued at the average cost of the material fed into the process attributable to the source material coming from the mines and stockpiles, plus the in-process conversion costs, including applicable depreciation relating to the process facilities incurred to that point in the process.

Finished goods inventory includes bullion doré and concentrates at our operations, bullion doré in transit to refiners and bullion dore in our accounts at refineries. Inventories are valued at the lower of full cost of production or net realizable value based on current metals prices.

At the present time, our inventories consist of the historical cost of transporting raw ore from our mine site to our milling site for further processing. Until we begin receiving regular revenues from our milling and smelting operations, all milling and smelting costs are expensed as incurred.

Property, Plant and Equipment

Expenditures for new facilities or equipment and expenditures that extend the useful lives of existing facilities or equipment are capitalized and recorded at cost. The facilities and equipment are depreciated using the straight-line method at rates sufficient to depreciate such costs over the estimated productive lives.

Costs are capitalized when it has been determined an ore body can be economically developed as a result of establishing proven and probable reserves. The development stage begins at new projects when our management and/or Board of Directors makes the decision to bring a mine into commercial production, and ends when the production stage, or exploitation of reserves, begins. Expenditures incurred during the development and production stages for new facilities, new assets or expenditures that extend the useful lives of existing facilities and major mine development expenditures are capitalized, including primary development costs such as costs of building access ways, shaft sinking, lateral development, drift development, ramps and infrastructure developments.

Costs for exploration, secondary development at operating mines, and maintenance and repairs on capitalized property, plant and equipment are charged to operations as incurred. Exploration costs include those relating to activities carried out (a) in search of previously unidentified mineral deposits, (b) at undeveloped concessions, or (c) at operating mines already containing proven and probable reserves, where a determination remains pending as to whether new target deposits outside of the existing reserve areas can be economically developed. Secondary development costs are incurred for preparation of an ore body for production in a specific ore block, stope or work area, providing a relatively short-lived benefit only to the mine area they relate to, and not to the ore body as a whole.

When assets are retired or sold, the costs and related allowances for depreciation and amortization are eliminated from the accounts and any resulting gain or loss is reflected in current period net income (loss). Idle facilities placed on standby basis are carried at the lower of net carrying value or estimated net realizable value.

Proven and Probable Ore Reserves

At least annually, management reviews the reserves used to estimate the quantities and grades of ore at our mines which we believe can be recovered and sold economically. Management's calculations of proven and probable ore reserves are based on engineering and geological estimates, including future metals prices and operating costs. From time to time, management obtains external audits of reserves. To date, we have not obtained any third party report regarding potential reserves on our owned and leased property at War Eagle Mountain, and accordingly we have not estimated that there are any proven or probable reserves on our property.

Reserve estimates will change as existing reserves are depleted through production and as production costs and/or metals prices change. A significant drop in metals prices may reduce reserves by making some portion of such ore uneconomic to develop and produce. Changes in reserves may also reflect that actual grades of ore processed may be different from stated reserve grades because of variation in grades in areas mined, mining dilution and other factors. Estimated reserves, particularly for properties that have not yet commenced production, may require revision based on actual production experience. It is reasonably possible that certain of our estimates of proven and probable ore reserves will change in the near term, which could result in a change to estimated future cash flows, associated carrying values of the asset and amortization rates in future reporting periods, among other things.

Declines in the market prices of metals, increased production or capital costs, reduction in the grade or tonnage of the deposit or an increase in the dilution of the ore or reduced recovery rates may render ore reserves uneconomic to exploit unless the utilization of forward sales contracts or other hedging techniques are sufficient to offset such effects. If our realized price for the metals we produce were to decline substantially below the levels set for calculation of reserves for an extended period, there could be material delays in the development of new projects, net losses, reduced cash flow, restatements or reductions in reserves and asset write-downs in the applicable accounting periods. Reserves should not be interpreted as assurances of mine life or of the profitability of current or future operations. No assurance can be given that the estimate of the amount of metal or the indicated level of recovery of these metals will be realized.

To date, we have not obtained any third party report regarding potential reserves on our owned and leased property at War Eagle Mountain, and accordingly we have not estimated that there are any proven or probable reserves on our property.

Depreciation, Depletion and Amortization

Capitalized costs are depreciated or depleted using the straight-line method or unit-of-production method at rates sufficient to depreciate such costs over the shorter of estimated productive lives of such facilities or the useful life of the individual assets. Productive lives do not exceed the useful life of the individual asset. Determination of expected useful lives for amortization calculations are made on a property-by-property or asset-by-asset basis at least annually. Our estimates for mineral reserves are a key component in determining our units of production depreciation rates. Our estimates of proven and probable ore reserves may change, possibly in the near term, resulting in changes to depreciation, depletion and amortization rates in future reporting periods.

Undeveloped mineral interests are amortized on a straight-line basis over their estimated useful lives taking into account residual values. At such time as an undeveloped mineral interest is converted to proven and probable reserves, the remaining unamortized basis is amortized on a unit-of-production basis as described above.

Impairment of Long-Lived Assets

We review and evaluate our long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. An impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets, including goodwill, if any. An impairment loss is measured and recorded based on discounted estimated future cash flows. Future cash flows are estimated based on quantities of recoverable minerals, expected gold and other commodity prices (considering current and historical prices, price trends and related factors), production levels and operating costs of production and capital, all based on life-of-mine plans. Existing proven and probable reserves and value beyond proven and probable reserves, including mineralization other than proven and probable reserves and other material that is not part of the measured, indicated or inferred resource base, are included when determining the fair value of mine site reporting units at acquisition and, subsequently, in determining whether the assets are impaired. The term "recoverable minerals" refers to the estimated amount of gold or other commodities that will be obtained after taking into account losses during ore processing and treatment. Estimates of recoverable minerals from such exploration stage mineral interests are risk adjusted based on management's relative confidence in such materials. In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of future cash flows from other asset groups. Our estimates of future cash flows are based on numerous assumptions and it is possible that actual future cash flows will be significantly different than the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

Reclamation and Remediation Costs (Asset Retirement Obligations)

We accrue costs associated with environmental remediation obligations in accordance with Accounting Standards Codification 410, "Asset Retirement and Environmental Obligations." ASC No. 410 requires us to record a liability for the present value of our estimated environmental remediation costs, and the related asset created with it, in the period in which the liability is incurred. The liability will be accreted and the asset will be depreciated over the life of the related assets. Adjustments for changes resulting from the passage of time and changes to either the timing or amount of the original present value estimate underlying the obligation will be made.

Future closure, reclamation and environmental-related expenditures are difficult to estimate, in many circumstances, due to the early stage nature of investigations, and uncertainties associated with defining the nature and extent of environmental contamination and the application of laws and regulations by regulatory authorities and changes in reclamation or remediation technology. We periodically review accrued liabilities for such reclamation and remediation costs as evidence becomes available indicating that our liabilities have potentially changed. Changes in estimates at our non-operating properties are reflected in current period net income (loss). We had no accruals for closure costs, reclamation and environmental matters for operating and non-operating properties at December 31, 2011.

Goodwill

We evaluate, on at least an annual basis during the fourth quarter, the carrying amount of goodwill to determine whether current events and circumstances indicate that such carrying amount may no longer be recoverable. To accomplish this, we compare the estimated fair value of our reporting units to their carrying amounts. If the carrying value of a reporting unit exceeds its estimated fair value, we compare the implied fair value of the reporting unit's goodwill to its carrying amount, and any excess of the carrying value over the fair value is charged to earnings. Our fair value estimates are based on numerous assumptions and it is possible that actual fair value will be significantly different than the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

Stock Based Compensation

We have issued and may issue stock in lieu of cash for certain transactions. The fair value of the stock, which is based on comparable cash purchases, third party quotations, or the value of services, whichever is more readily determinable, is used to value the transaction in accordance with Accounting Standards Codification 718, "Stock Compensation".

Use of Estimates

Our Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of our Consolidated Financial Statements requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates under different assumptions or conditions.

Basic and Diluted Per Common Share

Basic earnings per common share is computed by dividing income available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Because we have incurred net losses, basic and diluted loss per share are the same since additional potential common shares would be anti-dilutive.

Significant Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")." This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and changes the disclosure requirements to include quantitative information about unobservable inputs used for level 3 fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011 (early adoption is prohibited). The Company is evaluating the potential impact of adopting this guidance on its consolidated financial position, results of operations, cash flows, and disclosures.

In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income." ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders' equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (early adoption is permitted). The Company is evaluating the potential impact of adopting this guidance on its consolidated financial position, results of operations, cash flows, and disclosures.

In December 2011, the FASB issued ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." ASU 2011-12 indefinitely defers certain provisions of ASU 2011-05 relating to the presentation of reclassification adjustments out of accumulated other comprehensive income by component. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
NOTES PAYABLE [Abstract]
NOTES PAYABLE

NOTE 3 - NOTES PAYABLE

7% Two Year Notes

As of June 30, 2012, we had outstanding $1,528,167 of two-year promissory notes that we have issued to various investors starting in 2010. Interest accrues on the notes at the rate of 7% per year, and is payable monthly, except for notes issued to New Vision Financial, Ltd., which provide that interest is payable annually. Principal and interest due on the notes is convertible into shares of Class A Common Stock at the election of the holder at conversion prices ranging from $0.015 to $0.275 per share. The conversion price of the notes is set at the market price of the Class A Common Stock on the date of issuance. The notes mature at various dates ranging from July 8, 2012 to June 22, 2014. During the six months ended June 30, 2011, we issued $879,342 of new notes.

During the six months ended June 30, 2012, we issued 10,925,188 shares of our common stock upon conversion of notes payable with an aggregate principal amount of $500,000.

During the six months ended June 30, 2012, we issued 84,337,610 shares of our common stock upon conversion of notes payable with an aggregate principal amount of $3,153,076. These conversions were at prices lower than the conversion price at the date of issuance. The conversion of the notes at discounts to their stated conversion prices resulted in the recognition of an additional expense of $2,056,627 and a corresponding increase to paid in capital.

The maturities of two-year notes payable are as follows:

2012	$ 292,000
2013	334,780
2014	901,387
Total	1,528,167

Less current maturities	(333,000)

Long term debt	$ 1,195,167

Land Purchase Note

On December 3, 2009, we executed a promissory note for $225,000 as partial consideration for the purchase of land in Idaho. The promissory note is payable without interest in ten annual installments of $22,500 each, with the first installment being due on January 1, 2010. The balance due on the note at June 30, 2012 was $157,485.

Iliad Research and Trading, LP Convertible Note

On March 30, 2012 we issued a convertible promissory note to Iliad Research and Trading, LP ("Iliad") in the original principal amount of $566,500. Our net proceeds were $500,000, after deducting original issue discount of $51,500 and attorney's fees and costs of the investor of $15,000. The note bears interest at 8% per annum, and is payable in twelve monthly installments beginning on October 1, 2012 and continuing for each of the next eleven calendar months. Each monthly payment will be equal to $47,208.33, plus any accrued and unpaid interest as of the installment date. Any installment payment may be either cash or shares of common stock, at our election, except that we may not pay less than six of the twelve installments in shares of common stock. Also, of the first six installment payments not less than three must be in shares of common stock, and of the last six installment payments not less than three must be in shares of common stock. If we make an installment payment in cash that we are required to make in shares of common stock, then we will be required to pay a 25% penalty on the amount of the installment payment. The note is convertible into shares of Class A Common Stock at $0.04 per share, subject to adjustment downward under certain circumstances defined in the note.

JMJ Financial Convertible Note

On June 4, 2012, we issued a convertible promissory note in the original principal amount of $315,000 to JMJ Financial. The note bears interest at the rate of 5% per annum. All principle and accrued interest is due and payable under the note on December 4, 2013. The note is convertible into shares of Class A Common Stock at any time at the option of the holder. The conversion price is equal to 80% of the three lowest daily average trading prices of our Class A Common Stock during the 15 trading days preceding any conversion. We received gross proceeds of $300,000, which was net of original issue discount of $15,000. We cannot prepay any part of the note without the prior consent of the holder. The note is subject to standard default provisions.

We also issued the holder a warrant to purchase 10,000,000 shares of Class A Common Stock for $0.03 per share at any time until June 4, 2016. The warrant must be exercised for cash, unless after the earlier of (i) the six (6) month anniversary of the date of the Purchase Agreement and (ii) the completion of the then-applicable holding period required by Rule 144, there is no effective registration statement registering shares issuable upon exercise of the warrant, in which event the holder may exercise the warrant on a "cashless basis."

The holder has the right to loan us up to $1,000,000 more in multiple transactions on the same or better terms for a three year period following the date of this transaction. We also granted the holder piggyback registration rights, under which we are required to include all shares issuable upon conversion of the Note in any future registration statement filed by the us, other than a registration statement filed on Form S-8 or a registration statement that is a post-effective amendment to a registration statement that is in effect on the date of the Purchase Agreement.

In connection with the loan from JMJ Financial, we also issued to Iliad a warrant to 16,666,667 shares of Common Stock at an exercise price of $0.3 per share until June 4, 2016. The form of warrant issued to Iliad is the same as the form of warrant issued to JMJ.

NOTE 8 - NOTES PAYABLE

In 2011 and 2010, we issued two-year promissory notes with an aggregate principal amount of $2,658,044 and $2,602,686, respectively, to various investors. Interest accrues on the notes at the rate of 7% per year, and is payable monthly, except for notes issued to New Vision Financial, Ltd., which provide that interest is payable annually. Principal and interest due on the notes is convertible into shares of Class A Common Stock at the election of the holder at conversion prices ranging from $0.041 to $0.2755 per share. The conversion price of the notes is set at the market price of the Class A Common Stock on the date of issuance. The notes mature at various dates ranging from January 5, 2012 to December 28, 2013.

In 2011, we issued a $25,000 convertible note to an investor. The note has a term of two years, and accrues interest at 7% per annum payable monthly. Principal and interest due on the notes is convertible, at the election of the holder, either into 17 oz. of gold bars that are 99.999% pure. The note matures on December 12, 2013. The note was converted into 17oz. of gold in February 2012.

On December 3, 2009, we executed a promissory note for $225,000 as partial consideration for the purchase of land in Idaho. (See Note 4 - Purchase of Mining Property). The promissory note is payable without interest in ten annual installments of $22,500 each, with the first installment being due on January 1, 2010.

The maturities of notes payable are as follows:

2011	$ 1,669,367
2012	2,699,489
Total	$ 4,368,856

Less current maturities	(1,669,367)
Long term debt	$ 2,699,489

During 2011, we issued 5,898,483 shares of our Class A common stock upon conversion of notes payable with an aggregate principal amount of $492,600.

During 2011, we issued 1,481,098 shares of our Class B common stock upon conversion of notes payable with an aggregate principal amount of $60,725.

During 2010, we issued 43,641,549 shares of our Class A common stock upon conversion of notes payable with an aggregate principal amount of $2,449,065.

On December 31, 2011 and 2010, the outstanding principal balance on the two-year promissory notes was $4,368,856 and $2,236,967, respectively.

At December 31, 2011, an aggregate of 55,637,028 shares of Class A Common Stock were issuable upon conversion of the notes.

LEASE OF MINING PROPERTIES	12 Months Ended
Dec. 31, 2011
LEASE OF MINING PROPERTIES [Abstract]
LEASE OF MINING PROPERTIES

NOTE 3 - LEASE OF MINING PROPERTIES

On October 11, 2007, GoldLand leased its mineral rights on War Eagle Mountain to us. The mineral rights consist of 174.82 acres of land on War Eagle Mountain in Idaho, consisting of a 100% interest in 103 acres, and a 29.166% interest in 71.82 acres, plus an additional 44 lease claims obtained from the U.S. Bureau of Land Management. Under the lease, we are responsible for all mining activities on War Eagle Mountain, and we are obligated to pay GoldLand annual lease payments of $1,000,000, payable on a monthly basis, a monthly non-accountable expense reimbursement of $10,000 during any month in which ore is mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of ore mined from the properties. The lease provides that lease payments must commence April 1, 2008, but we and GoldLand agreed to extend the commencement date to July 1, 2010, and agreed to extend the lease term for an equal amount of time. In the first quarter of 2011, we amended the above-described lease with GoldLand. The amendment provided that the annual lease payments would be deferred for a fifteen month period from October 2010 to December 2011, and the term of the Lease would be extended for an equal amount of time. We remain obligated to pay any royalties or the nonaccountable fee that accrues during the deferral period.

PURCHASE OF MINING PROPERTY	12 Months Ended
Dec. 31, 2011
PURCHASE OF MINING PROPERTY [Abstract]
PURCHASE OF MINING PROPERTY

NOTE 4 - PURCHASE OF MINING PROPERTY

On December 3, 2009, we acquired twenty acres of land in Owhyee County, Idaho. The purchase price for the land was $250,000, of which $25,000 was paid at closing and the remaining $225,000 was paid by the execution of a promissory note payable to the seller in the amount of $225,000. The promissory note is payable without interest in ten annual installments of $22,500 each. The first installment was due and paid on January 1, 2010. The second installment was due and paid on January 1, 2011. A late charge of five percent is due on any annual installment which is not paid by its due date. The note is secured by a deed of trust lien on the property that was purchased. In addition to the property, the purchase included a fifty foot wide access easement over the seller's property, over which we are responsible for constructing and maintaining a roadway to access the property. We have constructed a mill on the site to process ore derived from our mining properties nearby, and are in the process of constructing a metallurgical lab on the property.

ACQUISITION OF DEEP ROCK, INC.	12 Months Ended
Dec. 31, 2011
ACQUISITION OF DEEP ROCK, INC. [Abstract]
ACQUISITION OF DEEP ROCK, INC.

NOTE 5 - ACQUISITION OF DEEP ROCK, INC.

On January 23, 2009 we issued 7,719,235 shares of Class A Common Stock valued at $355,085 to purchase 100% of the outstanding common stock of Deep Rock, Inc., an Idaho Corporation.

MILL EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
MILL EQUIPMENT [Abstract]
MILL EQUIPMENT	NOTE 4 - MILL EQUIPMENT The following table summarizes the Company's equipment as of June 30, 2012.

Mill equipment	$ 1,903,723

Vehicles	37,445
Accumulated depreciation	(930,426)
Net	$ 1,010,742

NOTE 6 - MILL EQUIPMENT

During 2010 and 2011 we purchased and installed equipment to be used on our mining properties totaling $851,216 and $277,900, respectively. The following table summarizes our equipment as of December 31, 2011.

Mill equipment	$ 1,940,409
Accumulated depreciation	(737,741)
$ 1,202,668

PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
PREPAID EXPENSES [Abstract]
PREPAID EXPENSES

NOTE 5 - PREPAID EXPENSES

On October 1, 2010, we entered into a four year Commercial Lease Agreement, under which we leased office space in New York, New York. Under the Commercial Lease Agreement, we issued the lessor 9,000,000 shares of our Class A Common Stock at the inception of the lease in full payment of lease payments under the lease totaling $444,000. We capitalized the lease payment as a prepaid expense, and are amortizing the amount on a monthly basis over the life of the lease.

We also lease office space at 641-2 Chrislea Road, Woodbridge, Ontario Canada, under a lease that runs from January 1, 2012 to December 31, 2013 at a rate of $400 per month. Under the lease, we issued the lessor 480,000 shares of our common stock valued at $9,600. We capitalized the lease payment as a prepaid expense, and are amortizing the amount on a monthly basis over the life of the lease.

In 2009, we issued 10,000,000 shares of Class A Common Stock for consulting contracts with terms of 12 to 48 months totaling $454,500. We capitalized these consulting fee payments as a prepaid expense, and amortize the amounts over the lives the consulting agreements.

During the six months ended June 30, we issued 52,408,636 shares of our common stock to our officers for compensation totaling $1,834,302 for the year 2012. We capitalized these payments as a prepaid expense, and amortize the amounts over the life of the employment contracts of the officers, which is for the twelve months ended December 31, 2012.

NOTE 7 - PREPAID EXPENSES

On October 1, 2011, we entered into a Commercial Lease Agreement, under which we leased office space in New York, New York through September 30, 2015. Under the Commercial Lease Agreement, we issued the lessor 6,000,000 shares of our Class A Common Stock at the inception of the lease representing advance lease payments totaling $340,000. The total rent for the life of the lease is $444,000. We capitalized the lease payment as a prepaid expense, and are amortizing the amount on a monthly basis over the life of the lease.

We also lease office space at 641-2 Chrislea Road, Woodbridge, Ontario Canada, under a lease that runs from January 1, 2012 to December 31, 2013 at a rate of $400 per month. We assumed the lease in March 2010. Under the lease, we issued the lessor 480,000 shares of our common stock valued at $9,600 at the time we assumed the lease as payment of rent for the entire lease term.

In 2009, we issued 10,000,000 of Class A Common Stock for consulting contracts with terms of 12 to 48 months valued at $454,500. We capitalized these consulting fee payments as a prepaid expense, and amortize the amounts over the lives the consulting agreements.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 9 - INCOME TAXES

The effective tax rate varies from the maximum federal statutory rate as a result of the following items for the twelve months ended December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010

Tax benefit computed at the maximum federal statutory rate	(35.0)%	(35.0)%

State tax rate, net of federal tax benefit	(3.9)	(3.9)

Increase in valuation allowance	38.9	38.9

Effective income tax rate	0.0%	0.0%

Deferred income tax assets and the related valuation allowances result principally from the potential tax benefits of net operating loss carryforwards.

We have recorded a valuation allowance to reflect the uncertainty of the ultimate utilization of the deferred tax assets as follows:

	December 31, 2011	December 31, 2010

Deferred tax assets	$11,600,582	$6,827,214

Less valuation allowance	(11,600,582)	(6,827,214)

Net deferred tax assets	$-	$-

For financial statement purposes, no tax benefit has been reported as we have had significant losses in recent years and realization of the tax benefits is uncertain. Accordingly, a valuation allowance has been established in the full amount of the deferred tax asset.

At December 31, 2011, we had net operating loss carryforwards of approximately $29,821,550 which will be available to offset future taxable income. These net operating loss carryforwards expire at various times through 2031. The utilization of the net operating loss carryforwards is dependent upon our ability to generate sufficient taxable income during the carryforward period.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 - RELATED PARTY TRANSACTIONS

We are obligated to pay Goldland $83,333 per month as rent under a lease of Goldland's interest in War Eagle Mountain dated October 11, 2007, plus a monthly non-accountable expense reimbursement of $10,000 during any month in which ore is mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of ore mined from the properties. The lease currently expires on October 1, 2026, although we have the right to extend the lease for an additional five years upon payment of a lease extension fee of $1,000,000. All of the officers and directors of GoldLand are also officers and directors of us. Instead of paying the rent in cash, we have, since January 1, 2012, satisfied our rental obligation by reductions in the amount that Goldland owes us, as discussed below.

During the six months ended June 30, 2012, we issued 43,852,978 shares valued at $1,534,854 to various officers of Goldland (who are also our officers) to pay compensation that will be owed to them by Goldland for the 2012 fiscal year. The value of the shares issued by us was recorded as an amount due to us by Goldland.

As of June 30, 2012 and December 31, 2011, GoldLand owed us $$1,505,226 and $$452,799 respectively. The amounts are non-interest bearing, unsecured demand loans.

Pierre Quilliam has made loans to us from time to time. The loans are non-interest bearing, unsecured demand loans. The amount outstanding to Mr. Quilliam at June 30, 2012 and December 31, 2011 was $50,938 and $0, respectively.

Thomas C. Ridenour has made loans to us from time to time. The loans are non-interest bearing, unsecured demand loans. The amount outstanding to Mr. Ridenour at June 30, 2012 and December 31, 2011 was $25,000 and $0, respectively.

NOTE 10 - RELATED PARTY TRANSACTIONS

On October 11, 2007, GoldLand leased its mineral rights on War Eagle Mountain to us. Under the lease, we are responsible for all mining activities on War Eagle Mountain, and we are obligated to pay GoldLand annual lease payments of $1,000,000, payable on a monthly basis, a monthly non-accountable expense reimbursement of $10,000 during any month in which ore is mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of ore mined from the properties. We agreed with GoldLand to extend the date lease payments must commence to July 1, 2010, and extended the lease term by an equal amount of time.

On the first quarter of 2011, we amended the above-described lease with GoldLand. The amendment provided that the annual lease payments would be deferred for a fifteen month period from October 2010 to December 2011, and the term of the Lease would be extended for an equal amount of time. We remain obligated to pay any royalties or the nonaccountable fee that accrues during the deferral period. All of the officers and directors of GoldLand are also officers and directors of us.

As of December 31, 2011, GoldLand owed us $469,799 and as of December 31, 2010, we owed GoldLand $6,000. The amounts are non-interest bearing, unsecured demand loans.

Pierre Quilliam, Denise Quilliam, Christian Quilliam and Allan Breitkreuz are all officers and directors of GoldLand and us. Thomas C. Ridenour, who is an officer of us, is also an officer of GoldLand.

Pierre Quilliam has made loans to us from time to time. The loans are non-interest bearing, unsecured demand loans. The amount outstanding to Mr. Quilliam at December 31, 2011 and December 31, 2010 was $0 and $323, respectively.

During 2010 we issued 698,073 of Class A Common Stock to Q-Prompt, Inc. for computer services valued at $71,770 in various transactions. Q-Prompt, Inc. is owned by Christian Quilliam, who is the son of Mr. and Ms. Quilliam. In 2010, we issued 1,746,875 shares of Class B Common Stock to Christian Quilliam as a signing bonus when he was hired as our chief operating officer. At the time of the issuances to Q-Prompt, Inc., Christian Quilliam's parents were directors.

During 2011 we issued 288,401 of Class A Common Stock to Pascale Tutt for mineral claims administration and property due diligence valued at $26,500. During 2010 we issued 301,174 of Class A Common Stock to Pascale Tutt for Shareholder relations and property due diligence valued at $34,862. Ms. Tutt is the daughter of Mr. and Ms. Quilliam.

In November 2011, Denise Quilliam loaned us an aggregate amount of $58,755. The loans were convertible into shares of Class B Common Stock at the market price of our Class A Common Stock on the date the loans were made. In December 2011, Ms. Quilliam converted the loans into 1,481,098 shares of our Class B Common Stock.

In October and November 2011, we issued 8,969,107 shares valued at $502,312 to various officers of Goldland (who are also our officers) to pay accrued compensation owed to them by Goldland. The value of the shares will be applied to amounts that we owe Goldland under the above-described lease.

From 2007 to 2011, we have issued various notes to investors to raise capital. The notes have a term of two years, bear interest at 7% per annum payable monthly, and are convertible into Class A Common Stock at the market price on the date of issuance of the note. Erna Breitkreuz, the mother of Allan Breitkreuz, has purchased $154,000 of convertible notes in the offering. Sherrie Breitkreuz, the sister of Allan Breitkreuz, has purchased $13,000 of convertible notes in the offering. Helmut Breitkreuz, the father of Allan Breitkreuz, has purchased $100,000 of convertible notes in the offering.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 - COMMITMENTS AND CONTINGENCIES

We are obligated under employment agreements with our officers to make total salary payments of $890,000 per year.

On October 11, 2007, we entered into a lease agreement with GoldLand, under which we leased its mineral rights on War Eagle Mountain. Under the lease, we are responsible for all mining activities on War Eagle Mountain, and we are obligated to pay GoldLand annual lease payments of $1,000,000, payable on a monthly basis, a monthly non-accountable expense reimbursement of $10,000 during any month in which ore is mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of ore mined from the properties. The lease currently expires on October 1, 2026, although we have the right to extend the lease for an additional five years upon payment of a lease extension fee of $1,000,000.

In July 2012, we filed a lawsuit against Earll Excavations, Inc. ("EEI") and William Earll ("Earll") in Owyee County, Idaho seeking damages of $2,000,000. In the lawsuit, we contend that EEI failed to complete improvements to the Sinker Tunnel and construction of our metallurgical laboratory complex in accordance with the contracts. Our lawsuit also seeks damages for Earll's and EEI's breach of a confidentiality agreement, breach of an implied covenant of good faith and fair dealing, and for slander. At about the same time that we filed our lawsuit, EEI filed suit against us in Owyee County, Idaho. EEI's lawsuit seeks damages of $477,783.42 for amounts that EEI contends it is owed for construction services performed on the Sinker Tunnel, construction services performed on the Diamond Creek Mill, hauling services, and road maintenance, as well as managerial services provided to Diamond Creek Mill. We dispute the claims of EEI and intend to defend its suit, and prosecute our claims, vigorously.

NOTE 11 - COMMITMENTS AND CONTINGENCIES

We are obligated under employment agreements with our officers to make total salary payments of $890,000 per year.

On October 11, 2007, we entered into a lease agreement with GoldLand, under which we leased its mineral rights on War Eagle Mountain. Under the lease, we are responsible for all mining activities on War Eagle Mountain, and we are obligated to pay GoldLand annual lease payments of $1,000,000, payable on a monthly basis, a monthly non-accountable expense reimbursement of $10,000 during any month in which ore is mined from the leased premises, and a royalty of 15% of all amounts we receive from the processing of ore mined from the properties. The lease provides that lease payments must commence April 1, 2008. By agreement with GoldLand, we extended the commencement date to July 1, 2010, in which event the lease term was extended by an equal amount of time. On the first quarter of 2011, we amended the above-described lease with GoldLand. The amendment provided that the annual lease payments would be deferred for a fifteen month period from October 2010 to December 2011, and the term of the Lease would be extended for an equal amount of time. We remain obligated to pay any royalties or the nonaccountable fee that accrues during the deferral period.

CAPITAL STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 8 - CAPITAL STOCK

We are authorized to issue 10,000,000,000 shares of Class A Common Stock with a par value of $0.0001 per share, and 12,500,000 shares of Class B Common Stock with a par value of $0.0001 per share. Class A Common Stock and Class B Common Stock have equal rights to dividends and distributions. However, each outstanding share of Class A Common Stock is entitled to one vote on all matters that may be voted upon by the owners thereof at meetings of the stockholders, while each outstanding share of Class B Common Stock is entitled to forty votes on all matters that may be voted upon by the owners thereof at meetings of the stockholders. As of June 30, 2012, there were 670,589,493 and 5,365,419 shares of Class A Common Stock and Class B Common Stock issued and outstanding, respectively.

During the six months ended June 30, 2012, we issued shares of Class A Common Stock in the following transactions:

·

95,262,798 shares of Class A Common Stock upon conversion of promissory notes with a principal balance of $3,653,076.

·

50,943,146 shares of Class A Common Stock were issued to various vendors for consulting services valued at $1,547,236.

·

52,408,636 shares of Class A Common Stock valued at $1,834,302 were issued in payment of compensation.

·

3,480,000 shares of Class A Common Stock valued at $113,600 were issued in payment of rent.

·

43,852,978 shares of Class A Common Stock valued at $1,534,854 were issued in payment of compensation for GoldLand Officers.

·

2,000,000 shares of Class A Common Stock valued at $65,667 were issued for cash.

·

2,778,567 shares of Class A Common Stock valued at $133,335 were issued in payment of interest.

As of June 30, 2012, the Company had outstanding notes payable to various investors in the original principal amount of $2,409,667. All of the notes are convertible into shares of Class A Common Stock at election of the holder at conversion prices ranging from $0.015 to $0.275 per share. Maturity dates range from July 8, 2012 to June 22, 2014. At June 30, 2012, an aggregate of 71,488,653 shares of Class A Common Stock were issuable upon conversion of the notes.

Shares issued for services are valued at the market price on the date of the invoice for the services. Shares issues for prepaid services are valued at the market price on the date of the contract for the services. Shares issued for services which specify that a specific number of shares be issued are valued at the market price on the date of the contract. The conversion prices on all convertible notes were set at the market price on the date on the issuance of the convertible note.

NOTE 12 - CAPITAL STOCK

We are authorized to issue 10,000,000,000 shares of Class A Common Stock with a par value of $0.0001 per share, and 12,500,000 shares of Class B Common Stock with a par value of $0.0001 per share. Class A Common Stock and Class B Common Stock have equal rights to dividends and distributions. However, each outstanding share of Class A Common Stock is entitled to one vote on all matters that may be voted upon by the owners thereof at meetings of the stockholders, while each outstanding share of Class B Common Stock is entitled to forty votes on all matters that may be voted upon by the owners thereof at meetings of the stockholders. As of December 31, 2011, there were 417,863,368 and 5,365,419 shares of Class A Common Stock and Class B Common Stock issued and outstanding, respectively. As of December 31, 2010, there were 286,587,004 and 3,884,321 shares of Class A Common Stock and Class B Common Stock issued and outstanding, respectively.

2011 Transactions: During the year ended December 31, 2011, we issued shares of Common Stock in the following transactions:

·

5,898,483 shares of Class A Common Stock were issued upon conversion of notes payable with an aggregate principal amount of $492,600.

·

1,481,098 shares of Class B Common Stock were issued upon conversion of notes payable with an aggregate principal amount of $60,725.

·

54,245,586 shares of Class A Common Stock to various vendors for consulting services valued at $5,643,059.

·

245,045 shares of Class A Common Stock valued at $24,826 were issued to a vendor for the purchase of equipment.

·

6,000,000 shares of Class A Common Stock valued at $340,000 were issued in payment of general and administrative expenses, of which $340,000 was recorded as prepaid expense.

·

50,425,245 shares of Class A Common Stock valued at $2,274,737 were issued in payment of compensation.

·

8,969,857 shares of Class A Common Stock valued at $502,312 were issued in payment of various accrued compensation on behalf of GoldLand.

·

7,357,148 shares of Class A Common Stock valued at $992,609 were issued in payment of various accrued compensation.

·

135,000 shares of Class A Common Stock valued at $12,960 were issued in payment of interest.

2010 Transactions: During the year ended December 31, 2008, we issued shares of Common Stock in the following transactions:

·

61,898,727 shares of Class A Common Stock were issued to various vendors for consulting services valued at $6,957,093.

·

1,250,000 shares of Class A Common Stock were issued for interest valued at $50,000.

·

43,641,549 shares of Class A Common Stock were issued upon conversion of notes payable with an aggregate principal amount of $2,346,593.

·

3,580,000 shares of Class A Common Stock were issued for rent valued at $469,220.

·

3,687,469 shares of Class A Common Stock were issued to purchase and make improvements to properties valued at $205,723.

·

3,000,000 shares of Class A Common Stock were issued for cash totaling $75,000.

·

301,316 shares of Class A Common Stock was purchased for $63,000.

STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2011
STOCK OPTIONS AND WARRANTS [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 13 - STOCK OPTIONS AND WARRANTS

Transactions involving stock options or warrants issued to employees, consultants, officers and directors of the Company in 2010 and 2011 are summarized as follows:

	Number of Shares	Weighted Average Price Per Share

Outstanding at December 31, 2009	-	-
Granted	20,000,000	$0.20
Exercised	-	-
Cancelled or expired	-	-
Outstanding as of December 31, 2010	20,000,000	$0.20
Granted	75,000,000	$0.041
Exercised	-	-
Cancelled or expired	(4,000,000)	-
Outstanding as of December 31, 2011	91,000,000	$0.074

All options and warrants under the 2011 stock option plan were issued on December 30, 2011, expire on December 30, 2021, have an exercise price of $0.041, and vest one year after the date of issuance. The weighted-average fair value of stock options or warrants granted to employees and consultants during the year ended December 31, 2011, and the weighted-average significant assumptions used to determine those fair values, using a Black-Scholes option pricing model are as follows:

Significant assumptions (weighted-average):	$0.041
Risk-free interest rate at grant date	0.60%
Expected stock price volatility	65%
Expected dividend payout	0%
Expected option life (in years)	3 years

All options and warrants under the 2010 stock option plan were issued on October 20, 2010, expire on October 20, 2020, have an exercise price of $0.20, and vest one year after the date of issuance. The weighted-average fair value of stock options or warrants granted to employees and consultants during the year ended December 31, 2010, and the weighted-average significant assumptions used to determine those fair values, using a Black-Scholes option pricing model are as follows:

Significant assumptions (weighted-average):	$0.20
Risk-free interest rate at grant date	1.25%
Expected stock price volatility	64%
Expected dividend payout	0%
Expected option life (in years)	2 years

Total stock-based compensation expense recognized by us for the year ended December 31, 2011 and 2010 was $1,832,462 and $1,163,542, respectively.

GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 9 - GOING CONCERN

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. However, we incurred a net loss of ($6,247,402) for the six months ended June 30, 2012. We have remained in business primarily through the deferral of salaries by management, the issuance of stock to compensate employees and consultants, and raising funds from the sale of two year convertible notes. We intend on financing our future development activities from the same sources, until such time that funds provided by operations are sufficient to fund working capital requirements.

These factors, among others, raise substantial doubt about our ability to continue as a going concern for a reasonable period of time.

NOTE 14 - GOING CONCERN

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. However, we have incurred net losses of ($12,270,871) and ($9,574,016) for the years ended December 31, 2011 and 2010, respectively. We have remained in business primarily through the deferral of salaries by management, loans from our chief executive officer, and loans from a significant shareholder. We intend on financing our future development activities from the same sources, until such time that funds provided by operations are sufficient to fund working capital requirements.

These factors, among others, raise substantial doubt about our ability to continue as a going concern for a reasonable period of time.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS (UNAUDITED) [Abstract]
SUBSEQUENT EVENTS (UNAUDITED)

NOTE 10 - SUBSEQUENT EVENTS

During July 2012, we issued shares of Class A Common Stock in the following transactions:

·

5,255,431 shares of Class A Common Stock to various vendors for consulting services valued at $140,320.

On July 12, 2012, we issued a convertible promissory note in the original principal amount of $525,000 to JMJ Financial. The note bears interest at the rate of 5% per annum. All principle and accrued interest is due and payable under the note on January 12, 2014. The note is convertible into shares of Class A Common Stock at any time at the option of the holder. The conversion price is equal to 80% of the three lowest daily average trading prices of the Common Stock during the 15 trading days preceding any conversion. We received gross proceeds of $500,000, which was net of original issue discount of $25,000. We cannot prepay any part of the note without the prior consent of the holder. The note is subject to standard default provisions.

We also issued the holder a warrant to purchase 16,666,667 shares of Common Stock for $0.03 per share at any time until January 12, 2016. The warrant must be exercised for cash, unless after the earlier of (i) the six (6) month anniversary of the date of the Purchase Agreement and (ii) the completion of the then-applicable holding period required by Rule 144, there is no effective registration statement registering shares issuable upon exercise of the warrant, in which event the holder may exercise the warrant on a "cashless basis."

NOTE 15 - SUBSEQUENT EVENTS (UNAUDITED)

Since January 1, 2012, we issued two-year promissory notes with an aggregate principal amount of $400,000 to various investors. Interest accrues on the notes at the rate of 7% per year, and is payable monthly, except for notes issued to New Vision Financial, Ltd., which provide that interest is payable annually. Principal and interest due on the notes is convertible into shares of Class A Common Stock at the election of the holder at conversion prices ranging from $0.025 to $0.056 per share. The conversion price of the notes is set at the market price of the Class A Common Stock on the date of issuance. The notes mature at various dates ranging from January 9, 2014 to March 2, 2014.

Since January 1, 2012, we issued shares of Common Stock in the following transactions:

·

55,488,052 shares of Class A Common Stock were issued upon conversion of notes payable with an aggregate principal amount of $2,698,039.

5,000,000 shares of Class A Common Stock valued at $320,000 were issued in payment of accounts payable.

·

312,778 shares of Class A Common Stock valued at $12,511 were issued in payment of interest.

·

5,000,000 shares of Class A Common Stock valued at $210,000 were issued in payment of prepaid rent.

·

2,000,000 shares of Class A Common Stock valued at $65,667 were issued upon exercise of a Put under our Equity line.

·

12,539,836 shares of Class A Common Stock to various vendors for consulting services valued at $635,320.

·

93,312,521 shares of Class A Common Stock valued at $3,265,938 were issued in payment of compensation for 2012.

·

40,903,885 shares of Class A Common Stock valued at $1,431,636 to various officers of Goldland (who are also our officers) to pay compensation due to them by Goldland for the 2012 fiscal year. The value of the shares will be applied to amounts that we owe Goldland under the above-described lease.

On March 30, 2012 we issued a convertible promissory note to an institutional investor in the original principal amount of $566,500. Our net proceeds were $500,000, after deducting original issue discount of $51,500 and attorney's fees and costs of the investor of $15,000. The note bears interest at 8% per annum, and is payable in twelve monthly installments beginning on October 1, 2012 and continuing for each of the next eleven calendar months. Each monthly payment will be equal to $47,208.33, plus any accrued and unpaid interest as of the installment date. Any installment payment may be either cash or shares of common stock, at our election, except that we may not pay less than six of the twelve installments in shares of common stock. Also, of the first six installment payments not less than three must be in shares of common stock, and of the last six installment payments not less than three must be in shares of common stock. If we make an installment payment in cash that we are required to make in shares of common stock, then we will be required to pay a 25% penalty on the amount of the installment payment. The note is convertible into shares of Class A Common Stock at $0.04 per share, subject to adjustment downward under certain circumstances defined in the note.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Revenue Recognition

Revenue Recognition

Sales of all metals products sold directly to refiners, including by-product metals, are recorded as revenues when title and risk of loss transfer to the refiner. Revenue is recognized, net of treatment and refining charges, from a sale when persuasive evidence of an arrangement exists, the price is determinable, the product has been delivered, the title has been transferred to the customer and collection of the sales price is reasonably assured. Upon delivery of our bullion dore to the refiner, we agree on a price based on assay results performed by our lab and the refiner.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of all cash balances and highly liquid investments with an original maturity of three months or less. Because of the short maturity of these investments, the carrying amounts approximate their fair value.

Inventories

Inventories

Inventories are stated at the lower of average costs incurred or estimated net realizable value. Inventories include metals product inventory, which is determined by the stage at which the ore is in the production process (stockpiled ore, work in process and finished goods).

Stockpiled ore inventory represents ore that has been hauled our mill site for further processing. Stockpiles are measured by estimating the number of tons added and removed from the stockpile, the number of contained metal ounces or pounds (based on assay data) and the estimated metallurgical recovery rates (based on the expected processing method). Stockpile ore tonnages are verified by periodic surveys. Costs are allocated to a stockpile based on relative values of material stockpiled and processed using current mining costs incurred up to the point of stockpiling the ore, including applicable overhead, depreciation, depletion and amortization relating to mining operations, and removed at each stockpile's average cost per recoverable unit.

Work in process inventory represents materials that are currently in the process of being converted to a saleable product and includes inventories in our milling process. In-process material is measured based on assays of the material fed into the process and the projected recoveries of the respective plants. In-process inventories are valued at the average cost of the material fed into the process attributable to the source material coming from the mines and stockpiles, plus the in-process conversion costs, including applicable depreciation relating to the process facilities incurred to that point in the process.

Finished goods inventory includes bullion doré and concentrates at our operations, bullion doré in transit to refiners and bullion dore in our accounts at refineries. Inventories are valued at the lower of full cost of production or net realizable value based on current metals prices.

At the present time, our inventories consist of the historical cost of transporting raw ore from our mine site to our mill site for further processing and a proportionate amount of our direct mill operating expenses based on the amount of time that the mill is operational in the period. All other direct mill operating expenses are expensed as incurred.

Property, Plant and Equipment

Property, Plant and Equipment

Expenditures for new facilities or equipment and expenditures that extend the useful lives of existing facilities or equipment are capitalized and recorded at cost. The facilities and equipment are depreciated using the straight-line method at rates sufficient to depreciate such costs over the estimated productive lives.

Costs are capitalized when it has been determined an ore body can be economically developed as a result of establishing proven and probable reserves. The development stage begins at new projects when our management and/or Board of Directors makes the decision to bring a mine into commercial production, and ends when the production stage, or exploitation of reserves, begins. Expenditures incurred during the development and production stages for new facilities, new assets or expenditures that extend the useful lives of existing facilities and major mine development expenditures are capitalized, including primary development costs such as costs of building access ways, shaft sinking, lateral development, drift development, ramps and infrastructure developments.

Costs for exploration, secondary development at operating mines, and maintenance and repairs on capitalized property, plant and equipment are charged to operations as incurred. Exploration costs include those relating to activities carried out (a) in search of previously unidentified mineral deposits, (b) at undeveloped concessions, or (c) at operating mines already containing proven and probable reserves, where a determination remains pending as to whether new target deposits outside of the existing reserve areas can be economically developed. Secondary development costs are incurred for preparation of an ore body for production in a specific ore block, stope or work area, providing a relatively short-lived benefit only to the mine area they relate to, and not to the ore body as a whole.

When assets are retired or sold, the costs and related allowances for depreciation and amortization are eliminated from the accounts and any resulting gain or loss is reflected in current period net income (loss). Idle facilities placed on standby basis are carried at the lower of net carrying value or estimated net realizable value.

Proven and Probable Ore Reserves

Proven and Probable Ore Reserves

At least annually, management reviews the reserves used to estimate the quantities and grades of ore at our mines which we believe can be recovered and sold economically. Management's calculations of proven and probable ore reserves are based on engineering and geological estimates, including future metals prices and operating costs. From time to time, management obtains external audits of reserves. To date, we have not obtained any third party report regarding potential reserves on our owned and leased property at War Eagle Mountain, and accordingly we have not estimated that there are any proven or probable reserves on our property.

Reserve estimates will change as existing reserves are depleted through production and as production costs and/or metals prices change. A significant drop in metals prices may reduce reserves by making some portion of such ore uneconomic to develop and produce. Changes in reserves may also reflect that actual grades of ore processed may be different from stated reserve grades because of variation in grades in areas mined, mining dilution and other factors. Estimated reserves, particularly for properties that have not yet commenced production, may require revision based on actual production experience. It is reasonably possible that certain of our estimates of proven and probable ore reserves will change in the near term, which could result in a change to estimated future cash flows, associated carrying values of the asset and amortization rates in future reporting periods, among other things.

Declines in the market prices of metals, increased production or capital costs, reduction in the grade or tonnage of the deposit or an increase in the dilution of the ore or reduced recovery rates may render ore reserves uneconomic to exploit unless the utilization of forward sales contracts or other hedging techniques are sufficient to offset such effects. If our realized price for the metals we produce were to decline substantially below the levels set for calculation of reserves for an extended period, there could be material delays in the development of new projects, net losses, reduced cash flow, restatements or reductions in reserves and asset write-downs in the applicable accounting periods. Reserves should not be interpreted as assurances of mine life or of the profitability of current or future operations. No assurance can be given that the estimate of the amount of metal or the indicated level of recovery of these metals will be realized.

To date, we have not obtained any third party report regarding potential reserves on our owned and leased property at War Eagle Mountain, and accordingly we have not estimated that there are any proven or probable reserves on our property.

Depreciation, Depletion and Amortization

Depreciation, Depletion and Amortization

Capitalized costs are depreciated or depleted using the straight-line method or unit-of-production method at rates sufficient to depreciate such costs over the shorter of estimated productive lives of such facilities or the useful life of the individual assets. Productive lives do not exceed the useful life of the individual asset. Determination of expected useful lives for amortization calculations are made on a property-by-property or asset-by-asset basis at least annually. Our estimates for mineral reserves are a key component in determining our units of production depreciation rates. Our estimates of proven and probable ore reserves may change, possibly in the near term, resulting in changes to depreciation, depletion and amortization rates in future reporting periods.

Undeveloped mineral interests are amortized on a straight-line basis over their estimated useful lives taking into account residual values. At such time as an undeveloped mineral interest is converted to proven and probable reserves, the remaining unamortized basis is amortized on a unit-of-production basis as described above.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review and evaluate our long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. An impairment is considered to exist if the total estimated future cash flows on an undiscounted basis are less than the carrying amount of the assets, including goodwill, if any. An impairment loss is measured and recorded based on discounted estimated future cash flows. Future cash flows are estimated based on quantities of recoverable minerals, expected gold and other commodity prices (considering current and historical prices, price trends and related factors), production levels and operating costs of production and capital, all based on life-of-mine plans. Existing proven and probable reserves and value beyond proven and probable reserves, including mineralization other than proven and probable reserves and other material that is not part of the measured, indicated or inferred resource base, are included when determining the fair value of mine site reporting units at acquisition and, subsequently, in determining whether the assets are impaired. The term "recoverable minerals" refers to the estimated amount of gold or other commodities that will be obtained after taking into account losses during ore processing and treatment. Estimates of recoverable minerals from such exploration stage mineral interests are risk adjusted based on management's relative confidence in such materials. In estimating future cash flows, assets are grouped at the lowest level for which there are identifiable cash flows that are largely independent of future cash flows from other asset groups. Our estimates of future cash flows are based on numerous assumptions and it is possible that actual future cash flows will be significantly different than the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

Reclamation and Remediation Costs (Asset Retirement Obligations)

Reclamation and Remediation Costs (Asset Retirement Obligations)

We accrue costs associated with environmental remediation obligations in accordance with Accounting Standards Codification 410, "Asset Retirement and Environmental Obligations." ASC No. 410 requires us to record a liability for the present value of our estimated environmental remediation costs, and the related asset created with it, in the period in which the liability is incurred. The liability will be accreted and the asset will be depreciated over the life of the related assets. Adjustments for changes resulting from the passage of time and changes to either the timing or amount of the original present value estimate underlying the obligation will be made.

Future closure, reclamation and environmental-related expenditures are difficult to estimate, in many circumstances, due to the early stage nature of investigations, and uncertainties associated with defining the nature and extent of environmental contamination and the application of laws and regulations by regulatory authorities and changes in reclamation or remediation technology. We periodically review accrued liabilities for such reclamation and remediation costs as evidence becomes available indicating that our liabilities have potentially changed. Changes in estimates at our non-operating properties are reflected in current period net income (loss). We had no accruals for closure costs, reclamation and environmental matters for operating and non-operating properties at June 30, 2012.

Goodwill

Goodwill

We evaluate, on at least an annual basis during the fourth quarter, the carrying amount of goodwill to determine whether current events and circumstances indicate that such carrying amount may no longer be recoverable. To accomplish this, we compare the estimated fair value of our reporting units to their carrying amounts. If the carrying value of a reporting unit exceeds its estimated fair value, we compare the implied fair value of the reporting unit's goodwill to its carrying amount, and any excess of the carrying value over the fair value is charged to earnings. Our fair value estimates are based on numerous assumptions and it is possible that actual fair value will be significantly different than the estimates, as actual future quantities of recoverable minerals, gold and other commodity prices, production levels and operating costs of production and capital are each subject to significant risks and uncertainties.

Stock Based Compensation

Stock Based Compensation

We have issued and may issue stock in lieu of cash for certain transactions. The fair value of the stock, which is based on comparable cash purchases, third party quotations, or the value of services, whichever is more readily determinable, is used to value the transaction in accordance with Accounting Standards Codification 718, "Stock Compensation".

Use of Estimates

Use of Estimates

Our Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of our Consolidated Financial Statements requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates under different assumptions or conditions.

Basic and Diluted Per Common Share

Basic and Diluted Per Common Share

Basic earnings per common share is computed by dividing income available to common stockholders by the weighted average number of common shares assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Because we have incurred net losses, basic and diluted loss per share are the same since additional potential common shares would be anti-dilutive.

Significant Recent Accounting Pronouncements

Significant Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")." This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and changes the disclosure requirements to include quantitative information about unobservable inputs used for level 3 fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011 (early adoption is prohibited). The Company is evaluating the potential impact of adopting this guidance on its consolidated financial position, results of operations, cash flows, and disclosures.

In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income." ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders' equity and requires an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (early adoption is permitted). The Company is evaluating the potential impact of adopting this guidance on its consolidated financial position, results of operations, cash flows, and disclosures.

In December 2011, the FASB issued ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." ASU 2011-12 indefinitely defers certain provisions of ASU 2011-05 relating to the presentation of reclassification adjustments out of accumulated other comprehensive income by component. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.

NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2012
NOTES PAYABLE [Abstract]
Schedule of Notes Payable

2012	$ 292,000
2013	334,780
2014	901,387
Total	1,528,167

Less current maturities	(333,000)

Long term debt	$ 1,195,167

MILL EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2012
MILL EQUIPMENT [Abstract]
Schedule of Mill Equipment

Mill equipment	$ 1,903,723

Vehicles	37,445
Accumulated depreciation	(930,426)
Net	$ 1,010,742

ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) (USD $)	6 Months Ended
Jun. 30, 2012
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
Annual lease payment	$ 1,000,000
Long-term Purchase Commitment [Line Items]
Lease expiration date	Oct. 01, 2026
Monthly Non Accountable Expense Reimbursement [Member]
Long-term Purchase Commitment [Line Items]
Commitment amount	$ 10,000
Royalty commitment percent	15.00%

NOTES PAYABLE (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Debt Instrument [Line Items]
Maturity date, start	July 8, 2012
Maturity date, end	June 30, 2014
Maturities of two-year notes payable
Total	$ 2,409,667
Notes Conversion One [Member]
Debt Conversion [Line Items]
Shares issued for notes payable conversion	10,925,188
Amount of debt converted	500,000
Notes Conversion Two [Member]
Debt Conversion [Line Items]
Shares issued for notes payable conversion	84,337,610
Amount of debt converted	3,153,076
Loss on conversion of debt	(2,056,627)
Minimum [Member]
Debt Instrument [Line Items]
Conversion price of convertible notes	$ 0.015
Maximum [Member]
Debt Instrument [Line Items]
Conversion price of convertible notes	$ 0.275
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt interest rate	7.00%
Maturity date, start	July 8, 2012
Maturity date, end	June 22, 2014
Issuance of additional notes	879,342
Maturities of two-year notes payable
2012	292,000
2013	334,780
2014	901,387
Total	1,528,167
Less current maturities	(333,000)
Long term debt	1,195,167
Notes Payable, Other Payables [Member] | Minimum [Member]
Debt Instrument [Line Items]
Conversion price of convertible notes	$ 0.015
Notes Payable, Other Payables [Member] | Maximum [Member]
Debt Instrument [Line Items]
Conversion price of convertible notes	$ 0.275
Note Payable Issued for Land Purchase [Member]
Maturities of two-year notes payable
Total	157,485
Debt, face amount	225,000
Notes installment amount	22,500
Iliad Research and Trading LP Convertible Note [Member]
Debt Instrument [Line Items]
Debt interest rate	8.00%
Conversion price of convertible notes	$ 0.04
Maturities of two-year notes payable
Debt, face amount	566,500
Notes installment amount	47,208.33
Fee percentage	25.00%
Due date of first installment	Oct. 1, 2012
Proceeds from debt issuance, net of discount and costs	500,000
Original issue discount on notes payable	51,500
Payment of attorney's fees and costs	15,000
Number of shares called by warrant	16,666,667
Exercise price of warrants	0.3
Warrant expiration date	Jun 4, 2016
JMJ Financial Convertible Note [Member]
Debt Instrument [Line Items]
Debt interest rate	5.00%
Conversion price, percent of stock price	80.00%
Maturity date	Dec 4, 2013
Maturities of two-year notes payable
Debt, face amount	315,000
Proceeds from debt issuance, net of discount and costs	300,000
Original issue discount on notes payable	15,000
Maximum amount of loan	$ 1,000,000
Number of shares called by warrant	10,000,000
Exercise price of warrants	0.03
Warrant expiration date	Jun 4, 2016

MILL EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (930,426)	$ (737,741)	$ (392,300)
Net	1,010,742	1,202,668	1,245,384
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment	1,903,723
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Equipment	$ 37,445

PREPAID EXPENSES (Details) (USD $)	6 Months Ended		12 Months Ended	51 Months Ended	57 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012 COMMON STOCK SERIES A [Member]	Jun. 30, 2012 New York, New York Lessor [Member]	Jun. 30, 2012 Ontario, Canada Lessor [Member]	Dec. 31, 2009 Consultants [Member]	Jun. 30, 2012 Consultants [Member] Minimum [Member]	Jun. 30, 2012 Consultants [Member] Maximum [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Shares issued							9,000,000	480,000	10,000,000
Value of shares issued, capitalized							$ 444,000	$ 96,000	$ 454,500
Lease expiration date	Oct. 01, 2026
Monthly lease payment	83,333				83,333			400
Length of contract term										12 months	48 months
Statement [Line Items]
Issuance of common stock for compensation, shares						52,408,636
Issuance of common stock for compensation	$ 1,834,302		$ 2,274,737	$ 2,274,737	$ 4,109,039

RELATED PARTY TRANSACTIONS (Details) (USD $)	6 Months Ended		57 Months Ended			3 Months Ended	6 Months Ended							6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 COMMON STOCK SERIES A [Member]	Jun. 30, 2012 Affiliated Entity [Member] COMMON STOCK SERIES A [Member]	Jun. 30, 2012 Goldland [Member]	Dec. 31, 2011 Goldland [Member]	Jun. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Jun. 30, 2012 Chief Financial Officer [Member]	Dec. 31, 2011 Chief Financial Officer [Member]	Jun. 30, 2012 Monthly Non Accountable Expense Reimbursement [Member]
RELATED PARTY TRANSACTIONS [Abstract]
Monthly lease payment	$ 83,333		$ 83,333
Long-term Purchase Commitment [Line Items]
Commitment amount														10,000
Royalty commitment percent														15.00%
Lease expiration date	Oct. 01, 2026
Lease renewal fee	1,000,000
Related Party Transaction [Line Items]
Due from related parties, net of amounts due to related parties	1,448,588		1,448,588	404,779				1,505,226	452,799
Due to related party					6,000					50,938	0	25,000	0
Issuance of common stock for related party, shares						43,852,978	43,852,978
Issuance of common stock for related party	$ 1,534,854		$ 1,534,854				$ 1,534,854

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Annual lease payment	$ 1,000,000
Lease expiration date	Oct. 01, 2026
Monthly lease payment	83,333
Lease renewal fee	1,000,000
Information about litigation:
Damages being sought by the Company in a lawsuit	2,000,000
Damages being sought by counterparty	477,783.42
Monthly Non Accountable Expense Reimbursement [Member]
Long-term Purchase Commitment [Line Items]
Commitment amount	10,000
Royalty commitment percent	15.00%
Annual Salaries [Member]
Long-term Purchase Commitment [Line Items]
Commitment amount	$ 890,000

CAPITAL STOCK (Details) (USD $)	6 Months Ended		12 Months Ended		51 Months Ended	57 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 COMMON STOCK SERIES A [Member]	Jun. 30, 2012 COMMON STOCK SERIES A [Member]	Dec. 31, 2011 COMMON STOCK SERIES A [Member]	Dec. 31, 2010 COMMON STOCK SERIES A [Member]	Jun. 30, 2012 COMMON STOCK SERIES B [Member]	Dec. 31, 2011 COMMON STOCK SERIES B [Member]	Dec. 31, 2010 COMMON STOCK SERIES B [Member]
Common stock, shares authorized									10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000	250,000,000	250,000,000	12,500,000
Common stock, par value per share									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding									670,589,493	670,589,493	419,863,368	286,587,004	5,365,419	5,365,419	3,884,321
Issuance of common stock for notes payable conversions, shares									95,262,798
Issuance of common stock for notes payable conversions	$ 3,663,267	$ 192,600	$ 553,325	$ 2,449,065	$ 3,420,890	$ 7,084,157
Issuance of common stock for services, shares									1,547,236
Issuance of common stock for services	1,547,236				2,274,737
Issuance of common stock for compensation, shares										52,408,636
Issuance of common stock for compensation	1,834,302		2,274,737		2,274,737	4,109,039
Issuance of common stock for rent, shares									3,480,000
Issuance of common stock for rent	113,600		340,000	469,220	340,000	453,600
Issuance of common stock for related party, shares									43,852,978
Issuance of common stock for related party	1,534,854					1,534,854
Issuance of common stock for cash, shares									2,000,000
Issuance of common stock for cash	65,667			75,000
Issuance of common stock for interest, shares									2,778,567
Issuance of common stock for interest	133,335		12,960	50,000
Notes payable	$ 2,409,667					$ 2,409,667
Conversion price of convertible notes							$ 0.015	$ 0.275
Maturity date, start	July 8, 2012
Maturity date, end	June 30, 2014
Number of shares issuable upon conversion of notes	71,488,653

GOING CONCERN (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		51 Months Ended	57 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
GOING CONCERN [Abstract]
Net Loss	$ (2,353,888)	$ (2,843,965)	$ (6,247,402)	$ (6,198,976)	$ (12,270,871)	$ (9,574,016)	$ (29,821,550)	$ (36,068,952)

SUBSEQUENT EVENTS (Details) (USD $)	6 Months Ended	51 Months Ended	1 Months Ended	0 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jul. 31, 2012 Financing [Member]	Jul. 14, 2012 Financing [Member] JMJ Financial Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Issuance of common stock for services	$ 1,547,236	$ 2,274,737	$ 140,320
Issuance of common stock for services, shares			5,255,431
Debt, face amount				525,000
Debt interest rate				5.00%
Maturity date				Jan 12, 2014
Conversion price, percent of stock price				80.00%
Proceeds from debt issuance, net of discount and costs				500,000
Original issue discount on notes payable				$ 25,000
Number of shares called by warrant				16,666,667
Exercise price of warrants				0.03
Warrant expiration date				Jan 12, 2016